DERIVATIVES AND HEDGING TRANSACTIONS - Information by Type of Derivative and Hedging Activities (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2020	Dec. 31, 2019 EUR (€)	Jan. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)	May 31, 2014 USD ($)
Fair Value Hedges
Long-term debt	$ 5,973.1		$ 6,301.5
Net Investment Hedges
Revaluation (losses) gains, net of tax	31.4		57.5	$ (109.7)
Three year 2016 senior notes
Impact on AOCI and earnings from derivative contracts
Aggregate principal amount	400.0
Ten year 2011 senior notes
Impact on AOCI and earnings from derivative contracts
Aggregate principal amount	1,020.0
Interest rate (as a percent)					4.35%
Ten Year 2015 senior euro notes
Impact on AOCI and earnings from derivative contracts
Aggregate principal amount | €						€ 575
Cost of sales
Impact on AOCI and earnings from derivative contracts
Gain (loss) on derivative recognized in income	15.4		(7.7)	(13.7)
Selling, general and administrative expenses
Impact on AOCI and earnings from derivative contracts
Gain (loss) on derivative recognized in income	69.5		109.2	(195.4)
Interest expense, net
Impact on AOCI and earnings from derivative contracts
Gain (loss) on derivative recognized in income	27.7		37.2	14.3
Foreign currency forward contracts
Net Investment Hedges
Notional values	4,004.0		6,226.0
Foreign currency forward contracts | Derivatives not designated as hedging instruments | Selling, general and administrative expenses
Impact on AOCI and earnings from derivative contracts
Gain (loss) on derivative recognized in income	30.0		25.1	(38.2)
Foreign currency forward contracts | Derivatives not designated as hedging instruments | Interest expense, net
Impact on AOCI and earnings from derivative contracts
Gain (loss) on derivative recognized in income	(0.1)		5.3	(3.0)
Interest rate swap
Net Investment Hedges
Notional values			400.0
Cash Flow Hedges | Foreign currency forward contracts | Derivatives designated as hedging instruments | Cost of sales
Impact on AOCI and earnings from derivative contracts
Gain (loss) reclassified from AOCI into income (effective portion)	15.4		(7.7)	(13.7)
Cash Flow Hedges | Foreign currency forward contracts | Derivatives designated as hedging instruments | Selling, general and administrative expenses
Impact on AOCI and earnings from derivative contracts
Gain (loss) reclassified from AOCI into income (effective portion)	39.5		84.1	(157.2)
Cash Flow Hedges | Foreign currency forward contracts | Derivatives designated as hedging instruments | Interest expense, net
Impact on AOCI and earnings from derivative contracts
Amount excluded from the assessment of effectiveness recognized in earnings based on changes in fair value	28.7		37.4	24.5
Gain (loss) recognized in income (ineffective portion)	28.7		37.4	24.5
Cash Flow Hedges | Interest rate swap | Derivatives designated as hedging instruments | Interest expense, net
Impact on AOCI and earnings from derivative contracts
Gain (loss) reclassified from AOCI into income (effective portion)	(0.9)		(5.5)	(7.2)
Fair Value Hedges | Senior notes
Fair Value Hedges
Long-term debt			399.7	944.6
Cumulative amount of fair value hedging adjustment			0.1	7.6
Fair Value Hedges | Interest rate swap | Three year 2016 senior notes
Impact on AOCI and earnings from derivative contracts
Aggregate principal amount							$ 400.0
Interest rate (as a percent)							2.00%
Fair Value Hedges | Interest rate swap | Three year 2015 senior notes
Impact on AOCI and earnings from derivative contracts
Aggregate principal amount								$ 300.0
Interest rate (as a percent)								1.55%
Fair Value Hedges | Interest rate swap | Series A private placement senior notes due 2018
Impact on AOCI and earnings from derivative contracts
Aggregate principal amount								$ 250.0
Interest rate (as a percent)								3.69%
Fair Value Hedges | Interest rate swap | Five year 2012 senior notes
Impact on AOCI and earnings from derivative contracts
Aggregate principal amount									$ 500.0
Interest rate (as a percent)									1.45%
Fair Value Hedges | Interest rate swap | Interest expense, net
Impact on AOCI and earnings from derivative contracts
Gain (loss) on hedged item recognized in income	0.2		(4.0)	0.7
Fair Value Hedges | Interest rate swap | Derivatives designated as hedging instruments | Interest expense, net
Impact on AOCI and earnings from derivative contracts
Gain (loss) on derivative recognized in income	(0.2)		4.0	(0.7)
Net Investment Hedge
Net Investment Hedges
Revaluation (losses) gains, net of tax	31.4		57.5	(109.7)
Net Investment Hedge | Senior euro notes
Net Investment Hedges
Euro-denominated debt outstanding	1,258.0	€ 1,150
Discontinued Operations | Derivatives not designated as hedging instruments | Selling, general and administrative expenses
Impact on AOCI and earnings from derivative contracts
Gain (loss) on derivatives	(5.1)		(8.7)	$ (4.4)
Discontinued Operations | Foreign currency forward contracts
Net Investment Hedges
Notional values	$ 9.0		$ 91.0